Income from operations - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income from operations [Line Items]
Refunds provision		€ 174
Income from subleasing right-of-use assets		234	€ 258	€ 293
Transaction price allocated to remaining performance obligations		€ 15,571
Percentage of remaining performance obligations within 1 year		47.00%
Royalty income		€ 434	419	383
Impairment loss recognised in profit or loss, goodwill	[1]	8	1,357	15
Income from government grants		95	103	104
Other items	[1]	1,358	925	1,069
Respironics litigation provision [Member]
Income from operations [Line Items]
Other items	[1]	575
Investment re-measurement loss [Member]
Income from operations [Line Items]
Other items	[1]	23
Sleep & Respiratory Care [Member]
Income from operations [Line Items]
Impairment loss recognised in profit or loss, goodwill			(1,331)
Precision Diagnosis Solutions [Member]
Income from operations [Line Items]
Impairment loss recognised in profit or loss, goodwill			27
Goods or services transferred over time [member]
Income from operations [Line Items]
Royalty income		€ 283	€ 292	€ 220
Not later than one year [member]
Income from operations [Line Items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		1 year
Later than one year [member]
Income from operations [Line Items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		1 year

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.